Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

9.    Leases

The Company leases real estate in the form of land, laboratory, greenhouse, warehouse, and office facilities. The Company also leases equipment in the form of laboratory equipment, vehicles, railcars, and office equipment. The term for real estate leases ranges from 1 to 21 years at inception of the contract and the term for equipment leases ranges from 3 to 20 years at inception of the contract. Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term from 1 to 10 years. The leases considered to be financing leases include the office lease for the Company’s headquarters, a building and equipment lease for the Company’s Crop Accelerator facility which opened in 2021, a land lease and an equipment lease.

Lease costs are included within cost of sales, selling, general and administrative expenses, and research and development on the consolidated statements of income and comprehensive loss.

	2021	2020	2019
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$3,901	$1,809	$51
Interest on lease liabilities	3,916	1,704	7
Operating lease cost	1,263	1,741	1,151
Short-term lease cost	1,982	2,055	1,684
Variable lease cost	1,296	435	80
Total lease cost	$12,358	$7,744	$2,973

Operating and finance lease right of use assets and liabilities as of the balance sheet dates are as follows:

	2021	2020
Assets
Finance lease right-of-use assets	$72,469	$31,888
Operating lease right-of-use assets	4,983	2,229
Liabilities
Current
Finance lease liabilities	$1,045	$602
Operating lease liabilities	1,377	1,025
Noncurrent
Finance lease liabilities	$76,712	$32,909
Operating lease liabilities	2,442	1,073

Lease term and discount rate consisted of the following as of December 31:

	2021	2020
Weighted-average remaining lease term (years):
Finance leases	14.2	10.5
Operating leases	4.4	3.2
Weighted-average discount rate:
Finance leases	9.2%	8.7%
Operating leases	7.0%	6.9%

Supplemental cash flow and other information related to leases for each of the periods ended December 31 were as follows:

	2021	2020	2019
Other information
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$2,456	$3,612	$2,245
Operating cash flows from finance leases	3,332	1,472	7
Financing cash flows from finance leases	703	88	60
Right-of-use assets obtained in exchange for new lease liabilities:
Finance leases	$46,021	$33,523	$—
Operating leases	2,874	1,447	1,992

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancellable operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the consolidated balance sheet as of December 31, 2021.

	Finance Lease	Operating Lease
2022	$5,985	$1,540
2023	8,206	880
2024	10,731	719
2025	10,921	484
2026	11,107	322
Thereafter	104,693	531
Total lease payments	151,643	4,476
Less: NPV discount	73,886	657
Present value of lease liabilities	$77,757	$3,819